Quarterly Report
February 28, 2021
MFS®  Blended Research®
Growth Equity Fund
BRW-Q3

Portfolio of Investments
2/28/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.4%
Aerospace – 0.1%
Northrop Grumman Corp.	891	$259,869
Apparel Manufacturers – 0.4%
NIKE, Inc., “B”	7,234	$974,999
Automotive – 2.6%
Lear Corp.	10,678	$1,773,509
Tesla, Inc. (a)	6,708	4,531,254
		$6,304,763
Biotechnology – 2.0%
Incyte Corp. (a)	15,017	$1,181,237
Regeneron Pharmaceuticals, Inc. (a)	2,052	924,570
Seagen, Inc. (a)	5,806	877,345
Vertex Pharmaceuticals, Inc. (a)	8,832	1,877,241
		$4,860,393
Broadcasting – 0.3%
Netflix, Inc. (a)	1,241	$668,713
Business Services – 3.4%
Accenture PLC, “A”	15,293	$3,837,014
CBRE Group, Inc., “A” (a)	3,575	270,878
Dropbox, Inc. (a)	5,630	126,928
Etsy, Inc. (a)	5,484	1,207,960
Fiserv, Inc. (a)	7,602	877,043
PayPal Holdings, Inc. (a)	4,927	1,280,281
Verisk Analytics, Inc., “A”	3,692	604,934
		$8,205,038
Cable TV – 1.1%
Charter Communications, Inc., “A” (a)	4,273	$2,621,144
Computer Software – 17.5%
Adobe Systems, Inc. (a)	12,209	$5,612,111
Atlassian Corp. PLC, “A” (a)	8,158	1,939,157
Autodesk, Inc. (a)	4,626	1,276,776
Cadence Design Systems, Inc. (a)	23,418	3,304,046
CrowdStrike Holdings, Inc. (a)	6,590	1,423,440
DocuSign, Inc. (a)	12,730	2,885,382
Microsoft Corp.	91,670	21,302,274
Okta, Inc. (a)	8,202	2,144,413
Oracle Corp.	4,647	299,778
salesforce.com, inc. (a)	2,217	479,980
Zoom Video Communications, Inc. (a)	5,066	1,892,708
		$42,560,065
Computer Software - Systems – 14.1%
Apple, Inc.	185,290	$22,468,265
EPAM Systems, Inc. (a)	7,846	2,931,344
HP, Inc.	35,253	1,021,279
ServiceNow, Inc. (a)	8,827	4,708,852
Square, Inc., “A” (a)	6,463	1,486,684
SS&C Technologies Holdings, Inc.	9,350	619,718

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
Zebra Technologies Corp., “A” (a)	1,942	$969,893
		$34,206,035
Construction – 1.0%
D.R. Horton, Inc.	29,504	$2,267,973
Sherwin-Williams Co.	250	170,085
		$2,438,058
Consumer Products – 1.0%
Energizer Holdings, Inc.	2,580	$107,844
Kimberly-Clark Corp.	18,006	2,310,710
		$2,418,554
Consumer Services – 0.3%
Peloton Interactive, Inc., “A” (a)	5,666	$682,583
Electronics – 6.5%
Advanced Micro Devices (a)	25,410	$2,147,399
Applied Materials, Inc.	46,267	5,468,297
Intel Corp.	16,798	1,020,982
NVIDIA Corp.	6,308	3,460,443
Texas Instruments, Inc.	21,989	3,788,045
		$15,885,166
Engineering - Construction – 0.4%
Quanta Services, Inc.	11,669	$978,446
Food & Beverages – 0.9%
General Mills, Inc.	15,581	$857,111
PepsiCo, Inc.	10,455	1,350,681
		$2,207,792
Food & Drug Stores – 1.1%
Albertsons Cos., Inc., “A” (l)	25,820	$417,509
Wal-Mart Stores, Inc.	16,779	2,179,928
		$2,597,437
General Merchandise – 0.8%
Dollar General Corp.	9,792	$1,850,590
Health Maintenance Organizations – 1.2%
Cigna Corp.	3,197	$671,050
Humana, Inc.	3,008	1,141,987
UnitedHealth Group, Inc.	3,389	1,125,894
		$2,938,931
Insurance – 0.6%
MetLife, Inc.	24,935	$1,436,256
Internet – 10.0%
Alphabet, Inc., “A” (a)	3,434	$6,943,239
Alphabet, Inc., “C” (a)	3,181	6,479,251
Facebook, Inc., “A” (a)	41,340	10,650,011
GoDaddy, Inc. (a)	4,356	353,359
		$24,425,860

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 1.3%
Electronic Arts, Inc.	6,774	$907,513
Polaris, Inc.	3,530	415,693
Take-Two Interactive Software, Inc. (a)	10,640	1,962,654
		$3,285,860
Machinery & Tools – 1.2%
AGCO Corp.	6,889	$891,988
Eaton Corp. PLC	15,061	1,960,791
		$2,852,779
Medical & Health Technology & Services – 3.9%
HCA Healthcare, Inc.	10,657	$1,833,324
IDEXX Laboratories, Inc. (a)	5,946	3,092,931
McKesson Corp.	14,607	2,476,178
PRA Health Sciences, Inc. (a)	6,317	931,189
Quest Diagnostics, Inc.	11,136	1,287,210
		$9,620,832
Medical Equipment – 3.2%
Abbott Laboratories	4,126	$494,212
Align Technology, Inc. (a)	2,540	1,440,459
Avantor, Inc. (a)	52,573	1,465,210
Danaher Corp.	7,038	1,546,037
Masimo Corp. (a)	638	159,966
QIAGEN N.V. (a)	21,572	1,078,600
Thermo Fisher Scientific, Inc.	2,447	1,101,346
West Pharmaceutical Services, Inc.	1,949	546,987
		$7,832,817
Other Banks & Diversified Financials – 4.1%
Mastercard, Inc., “A”	16,386	$5,798,186
Moody's Corp.	4,956	1,362,355
S&P Global, Inc.	1,634	538,174
Visa, Inc., “A”	10,896	2,314,202
		$10,012,917
Pharmaceuticals – 4.1%
Eli Lilly & Co.	23,732	$4,862,449
Johnson & Johnson	15,082	2,389,894
Merck & Co., Inc.	36,622	2,659,490
		$9,911,833
Railroad & Shipping – 0.8%
Kansas City Southern Co.	9,560	$2,029,970
Real Estate – 1.6%
Extra Space Storage, Inc., REIT	6,310	$793,167
Public Storage, Inc., REIT	8,834	2,066,626
VICI Properties, Inc., REIT	36,609	1,043,357
		$3,903,150
Restaurants – 0.7%
Starbucks Corp.	12,531	$1,353,724
Texas Roadhouse, Inc.	3,197	290,543
		$1,644,267
Specialty Chemicals – 0.5%
Linde PLC	4,890	$1,194,480

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 8.8%
Amazon.com, Inc. (a)	4,712	$14,573,886
AutoZone, Inc. (a)	188	218,065
Best Buy Co., Inc.	4,977	499,442
Home Depot, Inc.	15,047	3,887,242
Ross Stores, Inc.	1,006	117,340
TJX Cos., Inc.	11,131	734,535
Wayfair, Inc., “A” (a)	4,744	1,370,921
		$21,401,431
Telecommunications - Wireless – 0.9%
SBA Communications Corp., REIT	9,010	$2,298,721
Tobacco – 0.1%
Altria Group, Inc.	5,306	$231,342
Trucking – 1.3%
United Parcel Service, Inc., “B”	19,916	$3,143,342
Utilities - Electric Power – 0.6%
NRG Energy, Inc.	40,260	$1,469,893
Total Common Stocks		$239,354,326
Investment Companies (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 0.07% (v)	3,191,558	$3,191,558
Collateral for Securities Loaned – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.05% (j)	219,470	$219,470

Other Assets, Less Liabilities – 0.2%		479,097
Net Assets – 100.0%		$243,244,451
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,191,558 and $239,573,796, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$239,354,326	$—	$—	$239,354,326
Mutual Funds	3,411,028	—	—	3,411,028
Total	$242,765,354	$—	$—	$242,765,354
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$837,500	$52,834,681	$50,480,349	$(274)	$—	$3,191,558

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,748	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.